The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be read in conjunction with the separate account’s prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

ii	PROSPECTUS

Series A (StylePlus - Large Core Series) (formerly, Series A (Large Cap Core Series))

INVESTMENT OBJECTIVE

Series A seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.19%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.98%
[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 103% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series A seeks to exceed the total return of the S&P 500 Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices, value indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions. As of March 31, 2013, the Index consisted of securities of companies with market capitalizations that ranged from $1.8 billion to $415.6 billion.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S),

PROSPECTUS	1

step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they

2	PROSPECTUS

could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Large-Capitalization Securities Risk – The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

PROSPECTUS	3

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

Highest Quarter Return 3Q 2009 16.91%	Lowest Quarter Return 4Q 2008 -21.97%

4	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series A	13.04%	0.52%	4.20%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have co-managed the Series since April 2013.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	5

Series B (Large Cap Value Series)

INVESTMENT OBJECTIVE

Series B seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series B pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2013, the Russell 1000 Value Index consisted of securities of companies with capitalizations that ranged from $400.5 million to $405.7 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time.

6	PROSPECTUS

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

PROSPECTUS	7

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk – The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

8	PROSPECTUS

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return	Lowest Quarter Return
2Q 2009 18.03%	4Q 2008 -23.33%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series B	15.61%	0.51%	7.65%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	17.51%	0.59%	7.38%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGER

Mark A. Mitchell is primarily responsible for the day-to-day management of the Series and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Series since July 2005.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	9

Series C (Money Market Series)

INVESTMENT OBJECTIVE

Series C seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

PRINCIPAL INVESTMENT STRATEGIES

Series C pursues its objective by investing in a diversified and liquid portfolio of high-quality money market instruments. Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. Unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00 and it is possible to lose money by investing in the Series. The Series is subject to certain portfolio quality, maturity, diversification and liquidity requirements under the federal securities laws, including the following:

•	Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

•	Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments have limited maturity dates and may include certificates of deposit, bankers’ acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements. Money market instruments may also include certain securities with limitations on resale (i.e., “restricted securities,” which include Rule 144A securities that are eligible for resale to qualified institutional buyers).

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio; (2) purchasing only instruments that have minimal credit risk, as determined by Guggenheim Investments, and that have received a rating from the requisite nationally recognized statistical rating organizations in one of the two highest short-term categories or an unrated security that is of comparable quality; and (3) constantly evaluating alternative investment opportunities for diversification without additional risk.

10	PROSPECTUS

PRINCIPAL RISKS

An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. It is possible to lose money by investing in the Series. The principal risks of investing in the Series are listed below.

Credit Risk – The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region. The Series may not maintain a positive yield. In addition, unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00. As a result, the Series’ share price, which is its net asset value per share, will vary.

Liquidity Risk – Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the Series’ investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk – Regulations of money market funds are evolving. New regulations may affect negatively the Series’ performance, yield and cost.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing the Series’ average annual returns for one, five, and ten years. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return 3Q 2006 1.21%	Lowest Quarter Return 4Q 2012 -0.15%

PROSPECTUS	11

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series C	-0.52%	0.04%	1.32%
The Series’ seven-day yield for the period ended December 31, 2012 was -0.63%.

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

12	PROSPECTUS

Series D (MSCI EAFE Equal Weight Series)

INVESTMENT OBJECTIVE

Series D (MSCI EAFE Equal Weight Series) (the “Series”) seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Series primarily uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index, including ADRs and exchange traded funds (“ETFs”). The Investment Manager expects that, over time, if the Series has sufficient assets, the correlation between the Series’ performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the Underlying Index. The Series may invest in a variety of investment vehicles, such as ETFs and other mutual funds. The Series may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

PROSPECTUS	13

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series’ investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31, 2013, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $422.5 million to $231.2 billion. Both Indices are denominated in U.S. Dollars.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Correlation and Tracking Error Risk – A number of factors may affect the Series’ ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Series expenses, imperfect correlation between the Series’ investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the Series will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Series from achieving its investment objective.

Capitalization Securities Risk – The Series’ Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk – The Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk – The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Focus Risk – To the extent that the Series’ investments are focused in a particular country or region, the Series will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Series’ exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Series has focused investment exposure to the regions listed below.

14	PROSPECTUS

Asia – Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe – The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Series’ investments.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Passive Investment/Index Strategy Risk – The Series has an investment strategy that is designed to track the performance of its Underlying Index and is not actively managed. The Investment Manager does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Investment Manager does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Series or otherwise take defensive positions in declining markets. The Series will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Series may be subject to greater losses in a declining market than a fund that is actively managed.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. Effective May 2, 2011, the Series changed its name and principal investment strategy. As a result of the change in investment strategy, the Series changed its benchmark to the MSCI EAFE Equal Weighted Index. However, the inception date of the MSCI EAFE Equal Weighted Index was January 22, 2008, and therefore performance for certain time periods is not available. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

PROSPECTUS	15

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return	Lowest Quarter Return
2Q 2003 21.43%	3Q 2011 -18.38%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series D	16.57%	-3.48%	7.55%
MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	16.91%	N/A	N/A

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

Michael P. Byrum and Ryan A. Harder are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have co-managed the Series since April 2011.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

16	PROSPECTUS

Series E (Total Return Bond Series) (formerly, Series E (U.S. Intermediate Bond Series))

INVESTMENT OBJECTIVE

The Fund seeks to provide total return, comprised of current income and capital appreciation.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver (and/or expense reimbursement)[1]	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.81%
[1]

The Investment Manager has contractually agreed through May 1, 2014 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of 0.81% of average daily net assets of the Series. The Series may have “Total annual operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$287	$507	$1,143

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Series intends to pursue its investment objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in debt securities. Such debt securities may include, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, participations in and assignments of bank and bridge loans, zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds),

PROSPECTUS	17

convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Series will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Series may also invest in preferred stock and convertible securities. The Series may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

The Series may hold fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). However, the Series may not invest more than 20% of its total assets in fixed-income securities that are below investment grade. The Series may hold securities of any duration or maturity.

With respect to bank loans, the Series may purchase participations in, or assignments of, floating rate bank loans that meet certain liquidity standards and will provide for interest rate adjustments at least every 397 days and which may be secured by real estate or other assets. These participations may be interests in, or assignments of, the loan and may be acquired from banks or brokers that have made the loan or members of the lending syndicate.

The Series also may seek certain exposures through derivative transactions, principally, foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Series. The Series may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs , “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Series at a future date, but the seller does not specify the particular security to be delivered. Instead, the Series agrees to accept any security that meets specified terms. The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.

Guggenheim Investments, the Series’ Investment Manager, uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim Investments also considers macroeconomic outlook and geopolitical issues.

Guggenheim Investments may determine to sell a security for several reasons including, the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Series does not intend to principally invest in defaulted securities, but if a security defaults subsequent to purchase by the Series, Guggenheim Investments will determine in its discretion whether to hold or dispose of such security. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue its objective.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities

18	PROSPECTUS

or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Credit Derivative Transactions Risk – Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Currency Risk – The Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Emerging Markets Risk – Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Foreign Securities Risk – Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

PROSPECTUS	19

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Preferred Securities Risk – Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Real Estate Securities Risk – The Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Repurchase Agreement and Reverse Repurchase Agreement Risk – In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

20	PROSPECTUS

To Be Announced (“TBA”) Transactions Risk – The Series may enter into “To Be Announced” (“TBA”) transactions to purchase mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of broad measures of market performance. The Barclays Intermediate U.S. Government/Credit Index served as the Series’ benchmark prior to January 28, 2013 and was replaced by the Barclays U.S. Aggregate Index as a result of a change to the Series’ investment strategies. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective January 28, 2013, certain changes were made to the Series’ investment objective and principal investment strategies.

Highest Quarter Return	Lowest Quarter Return
3Q 2009 3.48%	4Q 2008 -5.52%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series E	5.86%	3.17%	3.14%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	5.18%
Barclays Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	3.88%	5.18%	4.62%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Anne B. Walsh, James W. Michal and Jeffrey B. Abrams are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. They have managed the Series since August 2012.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

PROSPECTUS	21

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	PROSPECTUS

Series J (StylePlus - Mid Growth Series) (formerly, Series J (Mid Cap Growth Series))

INVESTMENT OBJECTIVE

Series J seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.20%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.99%
[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series J seeks to exceed the total return of the Russell Midcap Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on mid-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions. As of March 31, 2013, the Index consisted of securities of companies with market capitalizations that ranged from $321.4 million to $44.0 billion.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S),

PROSPECTUS	23

step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of

24	PROSPECTUS

swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

PROSPECTUS	25

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Capitalization Securities Risk – The Series is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies.

Highest Quarter Return 2Q 2003 28.77%	Lowest Quarter Return 4Q 2008 -25.39%

26	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series J	15.79%	3.52%	7.57%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	15.81%	3.23%	10.32%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have co-managed the Series since April 2013.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	27

Series N (Managed Asset Allocation Series)

INVESTMENT OBJECTIVE

Series N seeks to provide growth of capital and, secondarily, preservation of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$434	$750	$1,646

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 162% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Series seeks to achieve its investment objective by investing principally in equity, fixed income and money market assets through investing in a diversified portfolio of futures contracts and exchange-traded funds (“ETFs”) and other pooled investment vehicles that track major equity indexes and fixed income indexes (“underlying funds”). The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), for each asset class. The Series may obtain exposure to these asset classes through investments in the underlying funds or through investments in futures contracts and other derivatives, as further discussed below.

Under normal market conditions, the Series’ investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of total assets in equity securities, which may include stock of small capitalization U.S. companies, mid-capitalization U.S. companies, large capitalization U.S. companies and non-U.S. companies (including companies from emerging markets countries); (2) 35% of total assets in fixed income securities, which may include short and long term corporate and government bonds and which may be of any quality, rated or unrated, including those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”); and (3) 5% of total assets in cash. However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any time. Moreover, the Investment Manager may change the Series’ asset class allocation, the underlying funds or weightings without shareholder notice. The Series’ investments will, under normal market conditions, be rebalanced quarterly toward the moderate allocation discussed above.

28	PROSPECTUS

The Investment Manager determines the Series’ asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series’ assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.

The Series is expected to implement its investment strategies by investing in ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. The Series is also expected to implement its strategies through investments in derivative instruments such as futures contracts, options on futures contracts, options on securities, currency futures contracts and credit derivative instruments for purposes of enhancing income (i.e., speculative purposes), hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets.

Certain of the Series’ derivatives investments may be traded in the over-the-counter (“OTC”) market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Conflicts of Interest Risk – The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.

Correlation and Tracking Error Risk – A number of factors may affect an underlying fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as underlying fund expenses, imperfect correlation between the underlying fund’s investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the underlying fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the underlying fund from achieving its investment objective.

Credit Derivative Transactions Risk – Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Currency Risk – Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

PROSPECTUS	29

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Emerging Markets Risk – Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

30	PROSPECTUS

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Capitalization Securities Risk – The Series is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Small-Capitalization Securities Risk – The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a blended index that is comprised of the S&P 500 Index and Barclays U.S. Aggregate Bond Index, weighted 60% and 40%, respectively. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective April 30, 2012, certain changes were made to the Series’ principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment sub-adviser.

Highest Quarter Return 2Q 2009 14.43%	Lowest Quarter Return 4Q 2008 -14.56%

PROSPECTUS	31

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series N	13.29%	2.89%	6.97%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%
60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.28%	3.81%	6.62%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

Matthew Wu, Michael P. Byrum and Ryan A. Harder are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager; they have co-managed the Series since April 2012.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

32	PROSPECTUS

Series O (All Cap Value Series)

INVESTMENT OBJECTIVE

Series O seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.89%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction ..These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series O pursues its objectives by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2013, the Russell 3000 Value Index consisted of securities of companies with capitalizations that ranged from $23.9 million to $405.7 billion.

The Series’ investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

PROSPECTUS	33

In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

34	PROSPECTUS

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Capitalization Securities Risk – The Series is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Small-Capitalization Securities Risk – The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

PROSPECTUS	35

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return 2Q 2009 22.34%	Lowest Quarter Return 4Q 2008 -24.46%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series O	15.50%	1.08%	6.72%
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	17.55%	0.83%	7.54%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

James P. Schier and Mark A. Mitchell are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have managed the Series since August 2008.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

36	PROSPECTUS

Series P (High Yield Series)

INVESTMENT OBJECTIVE

Series P seeks high current income. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Series pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes), under normal market conditions, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality (also known as “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, participations in and assignments of loans (such as syndicated bank loans, secured or unsecured loans, bridge loans and other loans), floating rate revolving credit facilities (“revolvers”), debtor-in-possession loans (“DIPs”) and other loans. These securities may pay fixed or variable rates of interest. The Series also may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include foreign securities. Such securities may be denominated in foreign currencies. The Series may also invest in restricted securities, principally Rule 144A securities that are eligible for resale to qualified institutional buyers.

The Series also may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps; cross-currency swaps; total return swaps; and

PROSPECTUS	37

credit default swaps, which may also create economic leverage in the Series. The Series may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.

The Series also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Series may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and/or dollar rolls).

The Investment Manager uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.

The Investment Manager may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue its objective.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Currency Risk – The Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

38	PROSPECTUS

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

PROSPECTUS	39

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Repurchase Agreement and Reverse Repurchase Agreement Risk – In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Special Situations/Securities in Default Risk – Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk – When-issued securities, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

40	PROSPECTUS

Effective January 28, 2013, certain changes were made to the Series’ principal investment strategies.

Highest Quarter Return 2Q 2009 32.77%	Lowest Quarter Return 4Q 2008 -20.44%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series P	14.87%	9.90%	9.88%
Barclays U.S. Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)	15.81%	10.34%	10.62%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Jeffrey B. Abrams and Kevin H. Gundersen are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. They have managed the Series since August 2012.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	41

Series Q (Small Cap Value Series)

INVESTMENT OBJECTIVE

Series Q seeks long-term capital appreciation.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series Q pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2013, the Russell 2000 Value Index consisted of securities of companies with capitalizations that ranged from $23.9 million to $5.1 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

42	PROSPECTUS

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

PROSPECTUS	43

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Small-Capitalization Securities Risk – The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

44	PROSPECTUS

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return	Lowest Quarter Return
2Q 2009 33.54%	4Q 2008 -25.19%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series Q	19.51%	5.88%	13.22%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	18.05%	3.55%	9.50%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGER

James P. Schier is primarily responsible for the day-to-day management of the Series and holds the title “Senior Portfolio Manager” with the Investment Manager. He has managed the Series since February 2009.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	45

Series V (Mid Cap Value Series)

INVESTMENT OBJECTIVE

Series V seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series V pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2013, the Russell 2500 Value Index consisted of securities of companies with capitalizations that ranged from $23.9 million to $10.9 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series’ investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series’ portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

46	PROSPECTUS

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which Series V may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

PROSPECTUS	47

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Capitalization Securities Risk – The Series is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

48	PROSPECTUS

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return 2Q 2003 27.92%	Lowest Quarter Return 4Q 2008 -21.82%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series V	17.12%	5.61%	13.32%
Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	19.21%	4.54%	10.20%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGER

James P. Schier is primarily responsible for the day-to-day management of the Series and holds the title “Senior Portfolio Manager” with the Investment Manager. He has managed the Series since April 1997.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS	49

Series X (StylePlus - Small Growth Series) (formerly, Series X (Small Cap Growth Series))

INVESTMENT OBJECTIVE

Series X seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.29%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses	1.18%
[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series X seeks to exceed the total return of the Russell 2000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on small-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions. As of March 31, 2013, the Index consisted of securities of companies with market capitalizations that ranged from $37.4 million to $5.6 billion.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S),

50	PROSPECTUS

step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of

PROSPECTUS	51

swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

52	PROSPECTUS

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Small-Capitalization Securities Risk – The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

Highest Quarter Return 2Q 2003 28.28%	Lowest Quarter Return 4Q 2008 -25.31%

PROSPECTUS	53

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series X	11.56%	0.30%	8.31%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	14.59%	3.49%	9.80%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. Messrs. Minerd, Sharaff, Flowers and Hammond have co-managed the Series since April 2013.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

54	PROSPECTUS

Series Y (StylePlus - Large Growth Series) (formerly, Series Y (Large Cap Concentrated Growth Series))

INVESTMENT OBJECTIVE

Series Y seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.26%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses	1.05%
[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 187% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series Y seeks to exceed the total return of the Russell 1000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions. As of March 31, 2013, the Index consisted of securities of companies with market capitalizations that ranged from $321.4 million to $415.6 billion.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those

PROSPECTUS	55

not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

56	PROSPECTUS

Swap Agreements Risk – Swap agreements relate to a contract among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Futures Contracts Risk – Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk – Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Leverage Risk – The Series’ use of leverage, through instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

PROSPECTUS	57

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk – The Series is considered non-diversified because it invests a large portion of the Series’ assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

Highest Quarter Return	Lowest Quarter Return
3Q 2009 16.26%	4Q 2008 -20.10%

58	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Series Y	10.71%	0.72%	4.39%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	15.26%	3.12%	7.52%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have co-managed the Series since April 2013.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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Series Z (Alpha Opportunity Series)

INVESTMENT OBJECTIVE

Series Z seeks long-term growth of capital.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Other Expenses	0.98%
Interest and dividend expense related to securities sold short	0.16%
Other remaining expenses	0.82%
Total Annual Fund Operating Expenses	2.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$226	$697	$1,195	$2,565

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 720% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Series Z pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC (“Mainstream” and the “Domestic Long/Short Sub-Portfolio”), the Series’ sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the “Global Long/Short Sub-Portfolio”), and (3) 25% of its total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the “Indexed Sub-Portfolio”) that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the “S&P 500 Index”), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series’ assets according to its respective strategy, and its trading decisions are made independently.

“Alpha” in the Series’ name refers to the potential for the Series’ portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

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All daily cash inflows and outflows will be allocated to the Indexed Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed Sub-Portfolio is greater than 25% or less than 15% of the Series’ total assets, the Investment Manager usually will rebalance the Series’ portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series’ total assets so that the percentage of the Series’ total assets in each of the Domestic and Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts (“ADRs”). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company’s securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series’ sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in growth stocks as well as issuers of any size, including small-capitalization issuers.

Certain investment vehicles’ securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

STRATEGIES OF THE DOMESTIC LONG/SHORT SUB-PORTFOLIO

The Series pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange-traded funds (“ETFs”) and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Series may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Series’ portfolio. The technical analyses used include: (1) a relative strength index (“RSI”), which measures the relative strength of current price movements of a single security; (2) price moving averages (i.e., the average value of a security price over a set period); and (3) price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series’ portfolio and will buy and sell securities frequently.

STRATEGIES OF THE GLOBAL LONG/SHORT SUB-PORTFOLIO

The Series pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

PROSPECTUS	61

The Investment Manager may also invest a portion of the Series’ assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series’ portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes). The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager’s universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager’s selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager’s analysis and the Investment Manager continues to believe that the one year price objective is valid. The Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

STRATEGIES OF THE INDEXED SUB-PORTFOLIO

With respect to the Indexed Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is “derived” from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 Index equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as “leverage,” and it can increase the volatility of the Series’ performance. However, because the Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Series’ obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series’ total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series’ overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Investment Manager does not normally invest the Indexed Sub-Portfolio of the Series’ portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Series may invest in a “basket” of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.

62	PROSPECTUS

PRINCIPAL RISKS

The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Risk – The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some derivatives may trade in OTC markets, which are largely unregulated. Certain risks also are specific to the derivatives in with the Series invests.

Futures Contracts Risk: Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.

Options Risk: Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Emerging Markets Risk – Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

PROSPECTUS	63

Large-Capitalization Securities Risk – The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Series is actively managed which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Market Risk – The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

64	PROSPECTUS

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return 3Q 2010 15.79%	Lowest Quarter Return 4Q 2008 -21.68%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2012)

	1 Year	5 Years	Since Inception 7/7/2003
Series Z	13.40%	3.45%	8.93%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	5.91%

MANAGEMENT OF THE SERIES

INVESTMENT MANAGER AND SUB-ADVISERS

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series. Mainstream Investment Advisers, LLC serves as a Sub-Adviser to the Series.

PORTFOLIO MANAGERS

Michael P. Byrum and Ryan A. Harder are primarily responsible for the day-to-day management of the Indexed Sub-Portfolio and the Global Long/Short Sub-Portfolio and each holds the title of “Portfolio Manager” with the Investment Manager. They have co-managed the Indexed Sub-Portfolio since May 2010 and the Global Long/Short Sub-Portfolio since January 2012. William Jenkins and Charles Craig are primarily responsible for the day-to-day management of the Domestic Long/Short Sub-Portfolio, and each holds the title of “Portfolio Manager” with the sub-adviser, Mainstream Investment Advisers, LLC. They have co-managed the Series since July 2003.

PURCHASE AND SALE OF SERIES’ SHARES

Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

TAX INFORMATION

Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Series through a broker/dealer, financial representative or other financial intermediary (such as a bank), the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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Additional Information Regarding Investment Objectives And Strategies

The Board of Directors may change the Series’ investment objectives and strategies at any time without shareholder approval. A Series with a name suggesting a specific type of investment or industry will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should a Series change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name, the Series will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Series will achieve their investment objectives.

Each Series may, from time to time, take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, each Series may invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities or repurchase agreements. Although a Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective at that time, and it could reduce the benefit to the Series from any upswing in the market.

The Series’ holdings of certain types of investments cannot exceed a maximum percentage of net assets. These percentage limitations are set forth in this Prospectus and/or the Statement of Additional Information. While the percentage limitations provide a useful level of detail about a Series’ investment program, they should not be viewed as an accurate gauge of the potential risk of the investment. For example, in a given period, a 5% investment in futures contracts could have significantly more of an impact on a Series’ share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return or risk profile in relation to the performance of the Series’ other investments. The Portfolio Managers of the Series have considerable leeway in choosing investment strategies and selecting securities they believe will help a Series achieve its objective. Notwithstanding the above, the Series will be invested in accordance with the Principal Investment Strategies discussed earlier in this Prospectus. Investors should be aware that the investments made by a Series and the results achieved by a Series at any given time are not expected to be the same as those made by other mutual funds for which the Investment Manager or a Sub-Adviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Series.

The Series are subject to certain investment policy limitations referred to as “fundamental policies” and “operating policies.” The full text of each Series’ fundamental and operating policies, as well as information relating to additional investment policies, management practices and related risks of the Series, is included in the Statement of Additional Information.

Descriptions of Principal Risks

Additional information on the principal risks of the Series is described below. Not all of the risks apply to each Series. A list of the principal risks that apply to a particular Series can be found under the “Principal Risks” heading for that Series. However, the fact that a particular risk was not indicated as a principal risk for a Series does not mean that the Series is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Series. For example, the risk of investing in small-cap companies is not listed as a principal risk for Series A. This does not mean that Series A is prohibited from investing in small-cap companies, only that the risk of small-cap companies is not one of the main risks associated with Series A. Although the Series will not generally trade for short-term profits (unless otherwise indicated), circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs, which decreases the value of investments. In seeking to meet its investment objective, a Series’ assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program.

In addition, investors should note that, to the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Asset-Backed and Mortgage-Backed Securities Risk – Certain Series may invest in asset-backed securities, including mortgage-backed securities and structured investment vehicles (“SIVs”), which are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. The Series will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which borrowers pay off their loans. When a borrower, such as a homeowner with respect to mortgage-backed securities, makes a prepayment, a Series receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. An underlying pool of assets, principally automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables may back asset-backed securities in which a Series may invest. A Series may invest in these and other types of asset-backed securities that may be developed in the future. The pool provides the interest and principal

66	PROSPECTUS

payments to investors. Asset-backed securities may provide a Series with a less effective security interest in the related collateral than do mortgage-related securities, and thus it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these securities. Some mortgage-backed securities and SIVs may be leveraged or have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Home mortgage loans are typically grouped together into “pools” by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations–familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.”

The underlying assets (i.e., loans) are subject to prepayments, which can shorten the securities’ weighted average life and may lower their return or defaults. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing credit support, or swap counterparty. These securities are subject to high degrees of credit, valuation and liquidity risks.

Capitalization Securities Risk – The Series’ investments (or, with respect to Series D, Underlying Index) may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Series’ portfolio (or, with respect to Series D, Underlying Index) may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience greater price volatility (especially during periods of economic uncertainty), greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and mid-cap companies often have limited product lines, markets or financial resources, and may therefore suffer isolated setbacks. These securities may or may not pay dividends. Securities of small-cap companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Small-cap companies may also be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies. The Series are not required to sell an investment if the investment falls out of, or can no longer be characterized as being a part of, a certain capitalization range.

Collateralized Loan Obligations – CLOs are trusts or other special purpose entities that are backed by a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans.

CLOs issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which a Series invests. In addition, CLOs carry risks including interest rate risk, credit risks and default risk.

Certain CLOs may not hold loans directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool of loans. Such CLOs entail the risks of derivative instruments described below under “Derivatives Risk.”

Conflicts of Interest Risk – In managing Series N, the Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so and in allocating Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate is also responsible for managing each of the affiliated underlying funds. The Investment Manager is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Directors and officers of Series N may also be Directors and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both Series N and the affiliated underlying funds.

Convertible Securities Risk – Convertible securities, debt or preferred equity securities convertible into, or exchangeable for equity securities, are generally preferred stocks and other securities, including fixed income securities and warrants that are convertible into or exercisable for common stock. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Series’ ability to achieve its investment objective.

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“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Series may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Correlation and Tracking Error Risk – To the extent a Series or underlying fund is designed to track its benchmark index, a number of factors may affect a Series’ or underlying fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a daily basis or for a longer time period. There can be no guarantee that a Series or underlying fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Series or underlying fund from achieving its investment objective. A number of factors may adversely affect a Series’ or underyling fund’s correlation with its benchmark, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Series or underlying fund invests. The Series or underlying fund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such securities or industries may be different from that of its underlying index. In addition, the Series or underlying fund may invest in securities or financial instruments not included in its underlying index. The Series or underlying fund may be subject to large movements of assets into and out of the Series or underlying fund, potentially resulting in the Series or underlying fund being over- or under-exposed to its benchmark.

Credit Risk – It is possible that some issuers of fixed-income securities will not make payments on debt securities and derivatives held by a Series, or there could be defaults on repurchase agreements held by a Series. This risk may be especially acute with respect to high yield securities (i.e., “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Series. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for a Series to sell. Any applicable limitation on the credit quality of a security in which a Series may invest is applied at the time the Series purchases the security.

Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. See Appendix A of the Statement of Additional Information for a more complete discussion of the meaning of the different credit quality ratings. Investment grade securities are fixed-income securities that have been determined by a nationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined by Guggenheim Investments to be of comparable quality. Investment grade securities are designated BBB, A, AA or AAA by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc. and Dominion Bond Rating Service Ltd., and Baa, A, Aa or Aaa by Moody’s Investors Service, or have been determined by the Investment Manager to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. The Investment Manager’s credit analysis includes looking at factors such as an issuer’s debt service coverage (i.e., its ability to make interest payments on its debt), the issuer’s cash flow, general economic factors and market conditions, and global market conditions.

Loans in which a Series may invest are generally rated lower than investment grade credit quality, e.g., rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or “BBB” by Standard & Poor’s Corporation (“S&P”), or have been issued by issuers who have issued other debt securities which, if unrated, would be rated lower than investment grade credit quality. Bridge loans in which a Series may invest are generally unrated although the borrowers and their loans typically would be rated below investment grade. Investment decisions will be based largely on the credit risk analysis performed by the Investment Manager and not on rating agency evaluations. This analysis may be difficult to perform. Information about a syndicated bank loan and its issuer generally is not in the public domain. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws and generally little public information exists about these companies. Generally, however, issuers are required to provide financial information to lenders, and information may be available from other loans participants or agents that originate or administer loans.

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Currency Risk – A Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. While Series D may engage in currency hedging transactions, it generally does not intend to do so.

Depositary Receipt Risk – A Series may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. A Series will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in a Series’ portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Series’ portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Series. A Series’ investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk – A Series may invest a percentage of its assets in derivatives, such as swaps, futures contracts and options contracts and other instruments described in the Series’ principal investment strategies, to pursue its investment objective and to create economic leverage in the Series, to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, currency rates, etc., to change the effective duration of a Series’ portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities or currencies. The use of such derivatives may expose the Series to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or a Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause a Series to be subject to additional regulations, which may generate additional Series expenses. These practices also entail transactional expenses and may cause a Series to realize higher amounts of short-term capital gains than if a Series had not engaged in such transactions. Certain risks also are specific to the derivatives in which the Series invests.

Swap Agreements Risk. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or Instruments. A Series may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps and credit default swaps. A Series may utilize swap agreements in an attempt to gain exposure to certain securities without purchasing those securities, which is speculative, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Investment Manager will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Series’ ability to enter into swap agreements.

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Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Series may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of the Series’ NAV. Exchanges can limit the number of options that can be held or controlled by the Series or its adviser, thus limiting the ability to implement the fund strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

Options Contracts Risk. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. Options are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of futures options that can be held or controlled by the Series or its adviser, thus limiting the ability to implement the fund strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Series are small in relation to the market value of the investments underlying the options, the Series is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

A Series may also purchase or sell call and put options on a “covered” basis. A call option is “covered” if a Series owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by the Series’ custodian). As a seller of covered call options, a Series faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life.

Hybrid Securities. Hybrid instruments combine the characteristics of securities, futures and options. Typically, a hybrid instrument combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied to the price of some security, commodity, currency or securities index, or another interest rate or some other economic factor. Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Emerging Markets Risk – The Series may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include: (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict the Series’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) foreign taxation; and (5) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Sovereign debt of emerging countries may be in default or present a greater risk of default.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

A Series’ investment in securities offered through initial public offerings (IPOs) may have a magnified performance impact, either positive or negative, on any Series and particularly those with a small asset base. There is no guarantee that as a Series’ assets

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grow, they will continue to experience substantially similar performance by investing in IPOs. A Series’ investments in IPOs may make it subject to more erratic price movements than the overall equity market. Series X may be particularly susceptible to IPO risk.

Preferred stock is a special equity security that has properties of both an equity and a debt instrument and is generally considered a hybrid instrument. Preferred stock is senior to common stock, but is subordinate to bonds in terms of claims or rights to their share of the assets of the company.

Foreign Securities Risk – Investing in foreign investments, including investing in foreign securities through ADRs and GDRs, involves certain special risks, including but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These risks may even be higher in underdeveloped or emerging markets. A Series considers a security to be a foreign security if the issuer is organized under the laws of a foreign country or is a foreign government, or a sub-division or agency of such government, or the security is traded in markets outside the United States.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Series may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Series may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Series.

Geographic Focus Risk – Series that are less diversified across countries or geographic regions are generally riskier than more geographically diversified series. A Series that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified series. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic uncertainty may have an adverse effect on the value of a Series’ investments.

Growth Stocks Risk – Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

High Yield and Unrated Securities Risk – High yield debt securities (some of which are commonly referred to as “junk bonds”) are debt securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of BB or lower by S&P and Fitch Investors Service, Inc. or Ba or lower by Moody’s or have been determined by the Investment Manager to be of comparable quality. The total return and yield of junk bonds and other high yield securities can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds and other high yield securities (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on the Investment Manager or relevant Sub Adviser’s credit analysis.

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A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These securities are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds. Series P may be particularly sensitive to the risks of high yield securities.

Index Risk – The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a Series to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Insurance Risk – Certain municipal securities may be insured by an insurer. Adverse developments affecting a particular insurer or, more generally, banks and financial institutions could have a negative effect on the value of a Series’ holdings. For example, rating agency downgrades of an insurer, or other events in the credit markets that may affect the insured municipal bond market as a whole, may adversely affect the value of the insured municipal bonds held by the Series. While insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of a Series’ shares caused by market changes. It is also important to note that, although insurance may increase the credit safety of investments held by a Series, it decreases the Series’ yield as the Series may pay for the insurance directly or indirectly.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of a Series’ securities, and share price, to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Series, the more a Series’ share price will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, a Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows.

Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Investment in Investment Vehicles Risk – Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including closed-end funds, mutual funds, or exchange traded funds (“ETFs”) and other investment vehicles. Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index, but a Series may invest in other index-based investments designed to track other indexes or market sectors. To the extent a Series invests in other investment companies or vehicles, the Series and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, a Series will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. A Series may use index-based investments as a way of managing its cash position, or to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions. In addition, an underlying investment vehicle may buy the same securities that another underlying investment vehicle sells. If this happens, an investor in the Series would indirectly bear the costs of these trades without accomplishing any investment purpose. In addition, certain of the underlying investment vehicles may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. The performance of those underlying investment vehicles, in turn, depends upon the performance of the securities in which they invest.

Investment in Loans Risk – Loans, such as syndicated bank loans, senior floating rate loans, secured and unsecured loans, second lien or more junior loans, bridge loans and unfunded commitments, a incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk, liquidity risk and risks found with high yield securities. Although some loans are secured by collateral, the collateral may be difficult to liquidate and the value of the collateral can decline or be insufficient to meet the obligation of the borrower. A Series could also have its interest subordinated to other indebtedness of the obligor. As a result, a loan may not be fully collateralized and can decline significantly in value, which may result in the Series not receiving payments to which it is entitled.

Loans may offer a fixed rate or floating rate of interest. Loans may decline in value if their interest rates do not rise as much or as fact as interest rates in general.

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Loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-rated loans and debt securities (those of less than investment grade quality), involve greater risk of default on interest and principal payments than higher-rated loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. Debt securities rated below BBB by S&P or Baa by Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities.

Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. Furthermore, while the resale, or secondary, market for loans is growing, it is currently limited. There is no organized exchange or board of trade on which loans are traded. Loans often trade in large denominations (typically $1 million and higher), and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the loans in which a Series may invest will be relatively illiquid. Certain loans may be subject to restrictions on resale or assignment. A Series may have difficulty in disposing of loans in a timely fashion, which could result in losses to the Series.

Loans may be issued in connection with highly leveraged transactions, such as restructurings, leveraged buyouts, leveraged recapitalizations and other types of acquisition financing. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, such loans may be part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy.

A Series values its assets daily. However, because the secondary market for loans is limited, they may be difficult to value. Market quotations may not be readily available for some loans or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.

A Series may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Series might be unable to trade securities of such a transaction in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.

Leverage Risk – The use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Series. Leveraging may cause a Series to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, a Series segregates or earmarks liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Applicable law limits a Series from borrowing in an amount no more than 33 1/3% of its assets.

The Series are permitted to borrow money for certain purposes. To the extent that a Series purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of a Series’ portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for a Series to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which the Series may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a Series’ portfolio, the ability of the Series to assign an accurate daily value to these investments may be difficult and the Investment Manager may be required to fair value the investments. For additional information about fair valuation, see “Determination of Net Asset Value.”

Management Risk – Each Series is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for the Series, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Investment Manager and each individual portfolio manager in connection with managing the Series and may also adversely affect the ability of a Series to achive its investment objectives. In addition, with respect to Series N, the Investment Manager allocates the Series’ assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series’ return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy. Furthermore, active trading that can accompany active management will increase the costs a Series incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Series and, as a result, may lower the Series’ performance.

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Market Risk – Most securities fluctuate in price, and equity prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Series to greater market risk, possibly resulting in greater liquidity risk. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Series in a different country or geographic region due to increasingly interconnected global economies and financial markets. These market conditions also may lead to increased regulation of a Series and the instruments in which a Series may invest, which may, in turn, affect the Series’ ability to pursue its investment objective and the Series’ performance.

Municipal Securities Risk – A Series’ holdings of municipal securities will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers. To the extent that a Series invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Also, municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of taxation supporting the project or assets or the inability to collect enough revenue. Because many municipal securities are issued to finance similar projects (especially those relating to education, health care, utilities and transportation), conditions in those sectors can affect the overall municipal market, including proposed federal, state or local legislation involving the financing of, or declining markets or needs for, such projects. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. For example, health care can be hurt by rising expenses, dependency on third party reimbursements, legislative changes and reductions in government spending; electric utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Municipalities and municipal projects that rely directly or indirectly on federal funding mechanisms may be negatively affected by current budgetary constraints of the federal government. Other national governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Non-Diversification Risk – To the extent that the Series invests a significant percentage of its assets in a limited number of issuers, the Series is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Series shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which a Series may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Overweighting Risk – Overweighting investments in certain sectors or industries of the stock market increases the risk that a Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Passive Investment/Index Strategy Risk – Series D is not actively “managed,” in the traditional sense. Therefore, unless a specific security is removed from the Underlying Index, or its weight in the index is changed as will be the case with the Underlying Index, Series D generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, Series D may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Series involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The value of Series D’s shares likely will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on Series D. Unlike with a more traditional actively managed series, the Investment Manager does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. In addition, Series D’s risk management or quantitative strategies may not work as

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expected. This means that, based on market and economic conditions, Series D’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline, or even lower than more classic index funds, which do not use these strategies.

Preferred Securities Risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – The issuers of securities held by a Series may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

Real Estate Securities Risk – A Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. These risks include: losses from casualty or condemnation, and changes in local and general economic conditions, changes in real estate values and rental income, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, extended vacancies of properties, and the management skill and credit worthiness of the issuer. In addition, the real estate industry has historically been cyclical and particularly sensitive to economic downturns. The value of a REIT can depend on the structure of and cash flow generated by the REIT, and may invest in a limited number of properties, a narrow geographic area, or a single type of property, which may increase the risk that a Series could be unfavorably affected by the poor performance of a single investment or investment type.

Because REITs are pooled investment vehicles that have expenses of their own, a Series will indirectly bear its proportionate share of expenses paid by each REIT in which it invests. REITs are also subject to unique tax requirements which, if not met, could adversely affect dividend payments. In the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Funds. Moreover, with respect to Series C, the U.S. Securities and Exchange Commission (“SEC”) continues to review the regulation of money market funds and may propose further changes to the rules that govern Series C’s operations. Legislative and tax developments may also affect the Series. These changes and developments affect the investment strategies, performance, yield and operating expenses of Series C.

Repurchase Agreements and Reverse Repurchase Agreements Risk – In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Series exceeds the repurchase price payable by the Series; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Series enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Series’ assets. As a result, such transactions may increase fluctuations in the net asset value of the Series’ shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.

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Restricted Securities Risk – Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and, therefore, are subject to a Series’ limitation on illiquid securities.

Restricted securities may involve a high degree of business, financial and liquidity risk, which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Series. A Series may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Series, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in significantly more limited circumstances.

Investing in Rule 144A Securities and other restricted and non-registered securities (such as privately placed securities purchased through transactions complying with the requirements in Regulation D or S) could have the effect of increasing the amount of a Series’ assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Short Sales Risk – A short sale entails selling a borrowed security with the expectation that the price of the security will decline so that a Series may purchase the security at a lower price when the Series must return the security that it borrowed. While the potential losses associated with investing in stocks are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. A Series may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and a Series may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject a Series to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The use of short sales may cause the Series to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Also, short sales may be subject to legal restrictions, which may limit the ability of a Series to implement its strategies.

Special Situation Investments/Securities in Default Risk – Investing in Special Situation Investments involves a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value. While offering an opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and potentially rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include debtor-in-possession financing, sub-performing real estate loans and mortgages, privately placed senior, mezzanine, subordinated and junior debt, letters of credit, trade claims, convertible bonds, and preferred and common stocks.

To-Be-Announced (“TBA”) Transactions Risk – A Series may enter into “To Be Announced” (“TBA”) purchase commitments to purchase mortgage-backed securities for a fixed price at a future date. However, the selling counterparty does not specify the particular securities to be delivered. Instead, a Series agrees to accept any security that meets specified terms. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Series’ other assets. In addition, the counterparty may not deliver the security as promised.

Technology Stocks Risk – Companies in the rapidly changing field of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. The level of risk will be increased to the extent that a Series has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

U.S. Government Securities Risk – Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the

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issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there may even the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.

Value Stocks Risk – Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series’ investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk – When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When the Series has sold a security pursuant to one of these transactions, the Series does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver of pay for the securities, the Series could miss a favorable price or yield opportunity or suffer a loss.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ underlying portfolio securities is available in the Series’ Statement of Additional Information and on their website at https://www.securitybenefit.com/ProductDocs/SB/Prospectuses/Report_PDFs/Portfolio%20Disclosure%20Procedures-Final.pdf. In addition, investors should note that the Series publish a complete list of their month-end portfolio holdings on their website generally within one to two days after the end of each following calendar month. Such information will remain online for four months or as otherwise required by law.

Investment Manager

Security Investors, LLC , also known as Guggenheim Investments (referred to herein as the “Investment Manager”), 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as investment adviser to the Series. On December 31, 2012, the aggregate assets under the investment management of the Investment Manager were approximately $18.2 billion. The Investment Manager makes investment decisions for the assets of the Series and continuously reviews, supervises and administers each Series’ investment program.

MANAGEMENT FEES

The following chart shows the aggregate investment management fees paid by each Series during the last fiscal year. For Series for which the Investment Manager has retained a sub-adviser, the Investment Manager, and not the Series, is responsible for payment of sub-advisory fees.

In addition to any contractual waivers and expense reimbursements, the Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Series to a specified level. The Investment Manager also may reimburse expenses of a Series from time to time to help it maintain competitive expense ratios. These arrangements may be voluntary, in which case they may be terminated at any time. A Series’ fees without reflecting voluntary waivers or reimbursements are shown in the fee tables in each Series’ summary section. For the Series’ most recent fiscal year, each Series paid management fees to the Investment Manager at the following annual rates (stated as a percentage of the average daily net assets of each Series).

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Management Fees (expressed as a percentage of average net assets)
Series A	0.75%
Series B	0.65%
Series C	0.50%
Series D	0.70%
Series E	0.62%
Series J	0.75%
Series N	0.65%
Series O	0.70%
Series P	0.75%
Series Q	0.95%
Series V	0.75%
Series X	0.85%
Series Y	0.75%
Series Z	1.25%

The Investment Manager has contractually agreed through May 1, 2014 to waive fees and/or reimburse Series’ expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of Series E, Series O and Series Z to the annual percentage of average daily net assets for Series E, Series O and Series Z as follows: 0.81%, 1.00% and 2.35%, respectively. A Series with a contractual fee waiver may have “Total annual operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by a Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Investment Manager may only receive such reimbursement when the operating expenses for a Series subject to a contractual fee limitation are less than the amount specified in the contract. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such or it may be terminated by the Board of Directors (subject to recoupment rights).

A discussion regarding the basis for the Board of Directors approving any investment advisory contract or sub-advisory contract of the Series is available in the Series’ annual report for fiscal year ended December 31, 2011.

Other Fees – Series D paid a sub-licensing fee for the use of the Underlying Index and use of the Underlying Index’s name that amounted to $69,740 for the year ending December 31, 2012 and amounted to 0.038% annually of the average net assets of the Series thereafter. Series D may be required to discontinue its use of the Underlying Index and to change its investment strategies if the related licensing agreements are terminated.

PORTFOLIO MANAGERS

The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the following Series:

Series A (StylePlus - Large Core Series), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series)

B. Scott Minerd, Portfolio Manager of the Investment Manager and Global Chief Investment Officer and a managing partner of Guggenheim Partners Investment Management, LLC (“GPIM”), has co-managed Series A (StylePlus - Large Core Series), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series) since April 2013. Mr. Minerd is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined Guggenheim Partners (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the investment strategy of the sector portfolio managers. Mr. Minerd holds a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Farhan Sharaff, Portfolio Manager of the Investment Manager, Mr. Sharaff has co-managed Series A (StylePlus - Large Core Series ), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series) since April 2013. Mr. Sharaff joined GPIM in 2010 and is the Assistant Chief Investment Officer, Equities. Mr. Sharaff has more than

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32 years of experience in investment research and investment management. Prior to joining GPIM, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on boards for CITIC Capital Asset Management, Clarfeld Financial Advisors and Transparent Value Trust.

Jayson B. Flowers, Portfolio Manager of the Investment Manager, has co-managed Series A (StylePlus - Large Core Series ), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series) since April 2013. Mr. Flowers joined GPIM in 1998 and serves as the Head of GPIM’s Equity and Derivative Strategies. Mr. Flowers has more than 18 years experience in the financial markets with concentration in portfolio management, risk management and trade execution across various sectors of the capital structure. His investment experience ranges in expertise managing structured product investments and asset backed securities, to trading U.S. Government agencies, foreign sovereign debt, commodities, indexed futures, derivative and global equity arbitrage. Prior to GPIM, Mr. Flowers was a co-founder and partner of Adventure Capital, a boutique venture capital and merchant banking company. Previously Mr. Flowers was at Credit Suisse First Boston, Dominick & Dominick Inc, and Coopers & Lybrand. Mr. Flowers holds a B.A. in Economics from Union College.

Scott Hammond, Portfolio Manager of the Investment Manager, has co-managed Series A (StylePlus - Large Core Series), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series) since April 2013. Mr. Hammond joined GPIM in June 2009 as a Senior Portfolio Manager where he has responsibility for a variety of strategic initiatives aimed at growing the firm’s equities business, and for the day-to-day oversight of a number of growth, value, and core equity strategies. Mr. Hammond’s extensive experience in managing quantitative strategies spans over ten years and has included some of the world’s largest asset management firms. Prior to joining GPIM, Mr. Hammond was Head of Exchange Trade Fund Portfolio Management at Northern Trust where he was responsible for a diverse portfolio of international funds. Mr. Hammond served as a Portfolio Manager at Barclays Global Investors with responsibilities for the management of $90 billion in institutional assets. Mr. Hammond received a B.A. in Economics from the University of New Hampshire and an MBA from Purdue University’s Krannert Graduate School of Management.

Series B (Large Cap Value Series) and Series O (All Cap Value Series)

Mark A. Mitchell, Portfolio Manager of the Investment Manager, has managed Series B (Large Cap Value Series) since July 2005. He has co-managed Series O (All Cap Value Series) since August 2008. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, U.S. Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

Series D (MSCI EAFE Equal Weight Series) and Series Z (Alpha Opportunity Series)

Michael P. Byrum, Portfolio Manager of the Investment Manager, has co-managed Series D (MSCI EAFE Equal Weight Series) since April 2011 and Series Z (Alpha Opportunity Series) since May 2010. Mr. Byrum joined the Investment Manager in 2010. He was also the President and Chief Investment Officer of Rydex Investments (which was recently merged with and into the Investment Manager) since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Ryan A. Harder, Portfolio Manager of the Investment Manager, has co-managed Series D (MSCI EAFE Equal Weight Series) since April 2011 and Series Z (Alpha Opportunity Series) since May 2010. Mr. Harder joined the Investment Manager in 2010. Mr. Harder is also a portfolio manager of Rydex Investments (which was recently merged with and into the Investment Manager) since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to

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joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Series E (Total Return Bond Series)

B. Scott Minerd, Portfolio Manager of the Investment Manager and Global Chief Investment Officer and a managing partner of GPIM, has managed Series E (Total Return Bond Series) since January 2013. Mr. Minerd is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined GPIM (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the investment strategy of the sector portfolio managers. Mr. Minerd holds a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Anne B. Walsh, Portfolio Manager of the Investment Manager and Senior Managing Director of GPIM, has managed Series E (Total Return Bond Series) since January 2013. Ms. Walsh is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Ms. Walsh joined GPIM (or its affiliate or predecessor) in 2007. Prior to joining GPIM, she was Senior Vice President and the Chief Investment Officer for Reinsurance Group of America, where she was employed from 2000 to 2007. Ms. Walsh received her B.S.B.A. and M.B.A. from Auburn University and her J.D. from University of Miami School of Law.

James W. Michal, Managing Director & Portfolio Manager of GPIM and Portfolio Manager of Security Investors, Series E (Total Return Bond Series) since January 2013. Mr. Michal joined Guggenheim Partners (or its affiliate or predecessor) in 2008 and he assists in the management of the firm’s portfolios dedicated to opportunistic strategies in structured finance. Mr. Michal is a Vice President and Co-Portfolio Manager for Guggenheim Partners’ Structured Credit Opportunistic Mandates. Mr. Michal is responsible for the day-to-day risk monitoring of the assets and performs credit analysis and trade execution for new securities. Prior to joining GPIM, Mr. Michal was an Associate in Wachovia’s structured finance division. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an Analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Jeffrey B. Abrams, Portfolio Manager of the Investment Manager and Senior Managing Director and Portfolio Manager of GPIM, Series E (Total Return Bond Series) since January 2013. Mr. Abrams joined GPIM (or its affiliate or predecessor) in 2002 as a member of the leveraged credit investing team. Currently, Mr. Abrams focuses on credit investing and portfolio management and is the corporate credit sector manager for the firm’s insurance clients. Previously, he headed industry teams focused on investing across the capital structure in a variety of industries. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University.

Series N (Managed Asset Allocation Series)

Michael P. Byrum, Portfolio Manager of the Investment Manager, has co-managed Series N (Managed Asset Allocation Series) since April 2012. Mr. Byrum joined the Investment Manager in 2010. He was also the President and Chief Investment Officer of Rydex Investments (which was recently merged with and into the Investment Manager) since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Ryan A. Harder, Portfolio Manager of the Investment Manager, has co-managed Series N (Managed Asset Allocation Series) since April 2012. Mr. Harder joined the Investment Manager in 2010. Mr. Harder is also a portfolio manager of Rydex Investments (which was recently merged with and into the Investment Manager) since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Matthew Wu, Portfolio Manager of the Investment Manager, has co-managed Series N (Managed Asset Allocation Series) since April 2012. Mr. Wu joined the Investment Manager in July 2001. Prior to joining the Investment Manager, Matthew was vice president and senior quantitative analyst at Putnam Investments. He was also an economic assistant at the U.S. Consulate General

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in Shanghai. Mr. Wu holds a bachelor’s degree and a master’s degree in management science from Fudan University in Shanghai and a Ph.D. in economics from Boston University and has also earned the right to use the Chartered Financial Analyst® designation.

Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (Mid Cap Value Series)

James P. Schier, Senior Portfolio Manager of the Investment Manager, has managed Series V (Mid Cap Value Series) since its inception in 1997, has co-managed Series O (All Cap Value Series) since August 2008, and has managed Series Q (Small Cap Value Series) since February 2009. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and a MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Series P (High Yield Series)

B. Scott Minerd, Portfolio Manager of the Investment Manager and Global Chief Investment Officer and a managing partner of GPIM, has managed Series P (High Yield Series) since January 2013. Mr. Minerd is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined GPIM (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the investment strategy of the sector portfolio managers. Mr. Minerd holds a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Jeffrey B. Abrams, Portfolio Manager of the Investment Manager and Senior Managing Director and Portfolio Manager of GPIM, has managed Series P (High Yield Series) since January 2013. Mr. Abrams joined GPIM (or its affiliate or predecessor) in 2002 as a member of the leveraged credit investing team. Currently, Mr. Abrams focuses on credit investing and portfolio management and is the corporate credit sector manager for the firm’s insurance clients. Previously he headed industry teams focused on investing across the capital structure in a variety of industries. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University.

Kevin H. Gundersen, Portfolio Manager of the Investment Manager and Senior Managing Director and Portfolio Manager of GPIM, has managed Series P (High Yield Series) since January 2013. Mr. Gundersen joined GPIM (or its affiliate or predecessor) in 2002. Previously, he led an industry team which is focused on investing across the capital structure in the media, telecommunications and technology sectors. Mr. Gundersen received his A.B. from Harvard University.

The Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Series.

Sub-Advisers

The Investment Manager and the Series have received from the SEC an exemptive order for a multi-manager structure that allows the Investment Manager to hire, replace or terminate sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Series’ Board of Directors, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new unaffiliated sub-adviser within 90 days of the change. The order allows the Series to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Series which use a sub-adviser:

•	performing initial due diligence on prospective sub-advisers for the Series

•	monitoring the performance of the sub-advisers

•	communicating performance expectations to the sub-advisers

•	ultimately recommending to the Board of Directors whether a sub-adviser’s contract should be renewed, modified or terminated

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time.

PROSPECTUS	81

The Investment Manager has engaged Mainstream Investment Advisers, LLC (“Mainstream”) to provide investment advisory services with respect to a portion of Series Z. Mainstream has operated as an investment sub-adviser to Series Z since July 2003. Mainstream, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, managed approximately $233 million in client assets as of December 31, 2012.

PORTFOLIO MANAGERS

The Portfolio Managers of the sub-advisers oversee the day-to-day operations of the following Series:

Series Z (Alpha Opportunity Series)

William H. Jenkins, Manager of Mainstream, has been a co-manager of the Domestic Long/Short Sub-Portfolio of Series Z (Alpha Opportunity Series) since its inception in July 2003. He has more than 35 years of investment experience. Prior to co-founding Mainstream in July 1997, Mr. Jenkins spent the most recent 15 years with Providian Corporation as their equity portfolio manager. From 1988 to 1991, he was head of new asset and liability strategies for Providian, in addition to his equity portfolio management responsibilities. Prior to Providian, Mr. Jenkins worked as a portfolio manager/ analyst at McGlinn Capital, Delaware Investment Advisors and Mellon Bank and Trust. Mr. Jenkins holds a Bachelor of Arts degree from Grove City College and a Masters of Business Administration from New York University. He is a Chartered Financial Analyst charterholder.

Charles F. Craig, Portfolio Manager at Mainstream, has been a co-manager of the Domestic Long/Short Sub-Portfolio of Series Z (Alpha Opportunity Series) since February 2008. He has a long history with the firm and its personnel dating back over 11 years ago when he began an internship with William Jenkins at Providian Corporation. In addition to his experience in equity analysis, trading and portfolio management with Mainstream, Mr. Craig worked in futures trading for RQSI and financial planning with American Express. Mr. Craig holds a Bachelor’s degree from the University of Louisville and a Masters of Business Administration from the Kelley School of Business at Indiana University. He is a Chartered Financial Analyst charterholder.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of shares of the Series.

Purchase and Redemption of Shares

Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. Investors purchasing shares of a Series through variable life insurance or variable annuity products do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus of the variable life insurance or variable annuity product for information on the allocation of premiums and on transfers. The insurance companies buy and sell shares of the Series at the net asset value per share (NAV) next determined after receipt and acceptance of an order to buy or receipt of an order to sell by the Series or its agents. Each Series reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Series at the same time that the corresponding orders are received in proper form by the fund of funds. A Series’ NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

The Series offer certain qualified retirement plan investors the option to submit purchase orders through a financial intermediary or to send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Series do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashier’s checks, or bank checks. The Series reserve the right to refuse other payment instruments if, in the sole discretion of SBL Fund management, it is deemed to be in the best interests of the Series. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

The Series may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the SEC. To the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, or to cease operations entirely.

The Series intend to pay redemption proceeds in cash; however, under unusual conditions that make payment in cash disadvantageous to the Series, the Series reserve the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price (“redemption in kind”). In the event of a redemption in kind of portfolio securities of the

82	PROSPECTUS

Series, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Revenue Sharing Payments – SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in SBL Fund. Such payments, commonly referred to as “revenue sharing,” do not increase Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative and in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.

Market Timing/Short-Term Trading – The Series are not suitable for purchase by active investors. The Series are intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Series. This frequent trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Certain types of securities, including foreign securities, securities of small- and mid-capitalization companies and high yield securities, may be more vulnerable to the risks of frequent trading than others. The Series do not accommodate frequent purchases and redemptions. Consequently, the Board of Directors has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Series.

For purposes of applying the Series’ policies, the Investment Manager may consider the trading history of accounts under common ownership or control. In addition, each Series reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Investment Manager reasonably believes that the trading activity would be harmful or disruptive to the Series. Under the Series’ policies, two “round trip transfers” within a 90-day period may indicate market timing. If such activity is detected, a letter is mailed to the shareholder (or his or her insurance company), with a warning that another round trip transfer request will result in the shareholder being prevented from making additional transfers for a 90-day period. If a third round trip transfer is attempted within the same 90-day period, the shareholder will be notified that activity in that account is restricted for a 90-day period. Further, the Series reserve the right to reject any purchase request for any reason without prior notice if the Investment Manager believes that the trading activity would be disruptive or harmful to the Series.

In its sole discretion, the Series may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the insurance company on behalf of the Series may aggregate transfers made in two or more variable insurance contracts that the insurance company believes are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

Transactions accepted by an insurance company in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Series and may be cancelled or revoked by the Series by the close of business on the next business day following receipt. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Series will occur, particularly with respect to trades placed by shareholders that invest in the Series through omnibus accounts maintained by insurance companies. The Series’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. In addition, because the Series are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Series expect that all shares of the Series will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Series’ ability to prevent frequent trading of the Series will be dependent on the ability and willingness of the various insurance companies to assist in its prevention.

PROSPECTUS	83

In addition, the terms of an insurance company’s variable insurance contract may also limit the insurance company’s ability to restrict or deter harmful trading. Furthermore, the identification of contract owners determined to engage in harmful trading activity involves judgments that are inherently subjective. As a result, the Series cannot assure that their policies will be enforced with regard to shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and their long-term shareholders as discussed above. Notwithstanding the foregoing, in order to monitor frequent trading, the Series have entered into an agreement with each insurance company that requires each insurance company to provide detailed account information, including trading history, upon request of the Series.

Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent trading.

The Series reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Series management, it is deemed to be in the best interests of the Series or in cases where the Series is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Series is required to withhold such proceeds.

Distributions and Federal Income Tax Considerations

Each Series pays dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Such dividends and distributions will be reinvested in additional shares of the Series.

Each Series intends to qualify and to elect to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income, and sources of income. If a Series qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, such Series will not be liable for federal income tax on income it distributes. Each Series also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contract so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Series to the insurance company’s separate accounts.

Since you may purchase shares of a Series only indirectly through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit Life Insurance Company or its affiliated life insurance company, no discussion is included here as to the federal income tax consequences at the Series’ shareholder level. For information concerning the federal income tax consequences to you as the purchaser of a variable annuity or variable life insurance contract based on a Series, see the prospectus for such variable annuity or variable life insurance contract. See the Statement of Additional Information for more information on taxes.

Determination of Net Asset Value

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV.

Each Series calculates its NAV by:

•	taking the current market value of its total assets;

•	subtracting any liabilities; and

•	dividing that amount by the total number of shares owned by shareholders.

Each Series calculates its NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NYSE is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early–such as on days in advance of holidays generally observed by the NYSE–a Series will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website–www.guggenheiminvestments.com.

When calculating the NAV, each Series will value the portfolio securities and assets of the Series for which market quotations are readily available at the current market price of those securities and assets. With respect to portfolio securities and assets of a Series for which market quotations are not readily available, or which cannot be accurately valued with the established pricing procedures, the Series will fair value those securities and assets.

84	PROSPECTUS

Securities traded on a domestic securities exchange (including ETFs) are usually valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will usually be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used.

Debt securities with a remaining maturity greater than 60 days will usually be valued based on independent pricing services. Commercial paper and discount notes with a remaining maturity of 60 days or less may be valued at amortized cost.

With respect to an underlying open-end mutual fund (“underlying mutual fund”) in which a Series may invest, the Series generally values the shares of the underlying mutual fund at the underlying mutual fund’s NAV and the prospectus for the underlying mutual fund explains the circumstances under which the mutual fund will use fair value pricing and the effects of fair value pricing.

For foreign securities and other assets that are priced in a currency other than U.S. dollars, a Series will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate.

If market prices are unavailable or the Investment Manager thinks that they are unreliable or a significant event has occurred, the Investment Manager prices those securities at fair value as determined in good faith using methods approved by the Board of Directors. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Series’ NAV calculation. The Investment Manager may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Series calculates its NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Series’ holdings can be found in the SAI.

PROSPECTUS	85

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Series during the past five years, or the period since commencement of a Series (if shorter). Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series assuming reinvestment of all dividends and distributions. The total returns do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased and, if such fees and expenses were reflected, the total returns would be lower. This information for the fiscal years ended December 31 has been audited by Ernst & Young LLP, the Series’ independent registered public accounting firm, whose report, along with the Series’ financial statements and related notes, are included in the Series’ 2012 Annual Report, which is available upon request. The 2012 Annual Report is incorporated by reference in the Statement of Additional Information.

86	PROSPECTUS

Financial Highlights

Series A (StylePlus - Large Core Series) (formerly, Series A (Large Cap Core Series))

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$22.31	$23.24	$19.97	$15.38	$24.57
Income (loss) from investment operations:
Net investment income[a]	.23	.13	.18	.11	.14
Net gain (loss) on investments (realized and unrealized)	2.68	(1.06)	3.09	4.48	(9.33)
Total from investment operations	2.91	(.93)	3.27	4.59	(9.19)
Net asset value, end of period	$25.22	$22.31	$23.24	$19.97	$15.38
Total Return[b]	13.04%	(4.00%)	16.37%	29.84%	(37.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$198,615	$206,995	$243,820	$186,007	$165,109
Ratios to average net assets:
Net investment income	0.92%	0.57%	0.89%	0.68%	0.66%
Total expenses[c]	0.94%	0.90%	0.92%	0.92%	0.90%
Portfolio turnover rate	103%	87%	111%	78%	142%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.

PROSPECTUS	87

Financial Highlights

Series B (Large Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$24.79	$25.79	$22.20	$17.55	$27.94
Income (loss) from investment operations:
Net investment income[a]	.35	.26	.19	.19	.29
Net gain (loss) on investments (realized and unrealized)	3.52	(1.26)	3.40	4.46	(10.68)
Total from investment operations	3.87	(1.00)	3.59	4.65	(10.39)
Net asset value, end of period	$28.66	$24.79	$25.79	$22.20	$17.55
Total Return[b]	15.61%	(3.88%)	16.17%	26.50%	(37.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246,107	$249,451	$298,181	$280,473	$250,972
Ratios to average net assets:
Net investment income	1.28%	1.00%	0.81%	1.03%	1.21%
Total expenses[c]	0.83%	0.80%	0.80%	0.81%	0.80%
Portfolio turnover rate	17%	19%	17%	16%	32%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.

88	PROSPECTUS

Financial Highlights

Series C (Money Market Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$13.43	$13.50	$13.56	$13.61	$13.33
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.08)	(.06)	(.03)	.26
Net gain (loss) on investments (realized and unrealized)	– [c]	.01	– [c]	(.02)	.02
Total from investment operations	(.07)	(.07)	(.06)	(.05)	.28
Net asset value, end of period	$13.36	$13.43	$13.50	$13.56	$13.61
Total Return[b]	(0.52%)	(0.52%)	(0.44%)	(0.37%)	2.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,371	$108,617	$106,191	$153,262	$268,318
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.57%)	(0.46%)	(0.23%)	1.94%
Total expenses	0.71%	0.70%	0.70%	0.67%	0.65%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Less than $0.01 per share.

PROSPECTUS	89

Financial Highlights

Series D (MSCI EAFE Equal Weight Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008[e]
Per Share Data
Net asset value, beginning of period	$8.63	$10.25	$8.86	$7.40	$12.01
Income (loss) from investment operations:
Net investment income[a]	.19	.12	.04	.09	.11
Net gain (loss) on investments (realized and unrealized)	1.24	(1.74)	1.35	1.37	(4.72)
Total from investment operations	1.43	(1.62)	1.39	1.46	(4.61)
Net asset value, end of period	$10.06	$8.63	$10.25	$8.86	$7.40
Total Return[b]	16.57%	(15.80%)	15.69%	19.73%	(38.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,233	$185,747	$269,645	$270,081	$275,965
Ratios to average net assets:
Net investment income	2.03%	1.23%	0.49%	1.12%	1.09%
Total expenses[c]	1.17%	1.21%	1.26%	1.27%	1.26%
Net expenses[d]	1.17%	1.21%	1.26%	1.27%	1.25%
Portfolio turnover rate	36%	171%	283%	317%	302%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Security Investors, LLC (“SI”) became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Oppenheimer sub-advised 50% of Series D and SI sub-advised 50%.

90	PROSPECTUS

Financial Highlights

Series E (Total Return Bond Series) (formerly, Series E (U.S. Intermediate Bond Series))

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$13.65	$12.98	$12.24	$11.29	$12.36
Income (loss) from investment operations:
Net investment income[a]	.38	.34	.35	.37	.58
Net gain (loss) on investments (realized and unrealized)	.42	.33	.39	.58	(1.65)
Total from investment operations	.80	.67	.74	.95	(1.07)
Net asset value, end of period	$14.45	$13.65	$12.98	$12.24	$11.29
Total Return[b]	5.86%	5.16%	6.05%	8.41%	(8.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,791	$123,575	$127,091	$130,569	$99,070
Ratios to average net assets:
Net investment income	2.75%	2.57%	2.72%	3.08%	4.80%
Total expenses	0.94%	0.92%	0.92%	0.92%	0.93%
Net expenses[c]	0.81%	0.81%	0.79%	0.77%	0.78%
Portfolio turnover rate	79%	49%	38%	76%	34%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers.

PROSPECTUS	91

Financial Highlights

Series J (StylePlus - Mid Growth Series) (formerly, Series J (Mid Cap Growth Series))

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$28.75	$30.05	$24.20	$16.81	$28.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.03)	(.02)	(.03)	(.01)
Net gain (loss) on investments (realized and unrealized)	4.49	(1.27)	5.87	7.42	(11.18)
Total from investment operations	4.54	(1.30)	5.85	7.39	(11.19)
Net asset value, end of period	$33.29	$28.75	$30.05	$24.20	$16.81
Total Return[b]	15.79%	(4.33%)	24.17%	43.96%	(39.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,255	$136,469	$169,388	$154,273	$122,030
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.10%)	(0.10%)	(0.13%)	(0.06%)
Total expenses[c]	0.95%	0.91%	0.91%	0.92%	0.91%
Portfolio turnover rate	150%	155%	130%	136%	203%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.

92	PROSPECTUS

Financial Highlights

Series N (Managed Asset Allocation Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$20.02	$19.89	$17.99	$14.31	$19.67
Income (loss) from investment operations:
Net investment income[a]	.15	.28	.26	.27	.34
Net gain (loss) on investments (realized and unrealized)	2.51	(.15)	1.64	3.41	(5.70)
Total from investment operations	2.66	.13	1.90	3.68	(5.36)
Net asset value, end of period	$22.68	$20.02	$19.89	$17.99	$14.31
Total Return[b]	13.29%	0.65%	10.56%	25.63%	(27.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,181	$63,775	$78,734	$79,432	$76,421
Ratios to average net assets:
Net investment income	0.71%	1.40%	1.40%	1.71%	1.94%
Total expenses[c]	1.31%	1.56%	1.50%	1.66%	1.52%
Portfolio turnover rate	162%	44%	52%	46%	82%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.

PROSPECTUS	93

Financial Highlights

Series O (All Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$21.35	$22.32	$19.14	$14.39	$23.37
Income (loss) from investment operations:
Net investment income[a]	.21	.15	.14	.16	.34
Net gain (loss) on investments (realized and unrealized)	3.10	(1.12)	3.04	4.59	(9.32)
Total from investment operations	3.31	(.97)	3.18	4.75	(8.98)
Net asset value, end of period	$24.66	$21.35	$22.32	$19.14	$14.39
Total Return[b]	15.50%	(4.35%)	16.61%	33.01%	(38.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,234	$137,794	$165,722	$161,918	$156,634
Ratios to average net assets:
Net investment income	0.91%	0.69%	0.68%	1.00%	1.72%
Total expenses	0.89%	0.86%	0.86%	0.87%	1.09%
Net expenses[c]	0.89%	0.86%	0.86%	0.85%	1.07%
Portfolio turnover rate	14%	19%	11%	19%	124%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Security Investors, LLC became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, T. Rowe Price sub-advised the Series.

94	PROSPECTUS

Financial Highlights

Series P (High Yield Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$26.77	$26.78	$23.20	$13.37	$19.18
Income (loss) from investment operations:
Net investment income[a]	2.01	2.00	2.02	1.89	1.57
Net gain (loss) on investments (realized and unrealized)	1.97	(2.01)	1.56	7.94	(7.38)
Total from investment operations	3.98	(.01)	3.58	9.83	(5.81)
Net asset value, end of period	$30.75	$26.77	$26.78	$23.20	$13.37
Total Return[b]	14.87%	(0.04%)	15.43%	73.52%	(30.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,253	$118,156	$138,449	$139,132	$83,219
Ratios to average net assets:
Net investment income	6.95%	7.34%	8.16%	10.24%	9.02%
Total expenses	0.95%	0.93%	0.94%	0.94%	0.94%
Portfolio turnover rate	95%	64%	56%	48%	33%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

PROSPECTUS	95

Financial Highlights

Series Q (Small Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[e]	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$32.09	$33.64	$27.60	$17.70	$28.82
Income (loss) from investment operations:
Net investment income (loss)[a]	(—)[b]	(.10)	(.06)	(.01)	.06
Net gain (loss) on investments (realized and unrealized)	6.26	(1.45)	6.10	9.91	(11.18)
Total from investment operations	6.26	(1.55)	6.04	9.90	(11.12)
Net asset value, end of period	$38.35	$32.09	$33.64	$27.60	$17.70
Total Return[c]	19.51%	(4.61%)	21.88%	55.93%	(38.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,402	$107,587	$126,827	$125,460	$85,944
Ratios to average net assets:
Net investment income (loss)	(0.00%)[d]	(0.29%)	(0.22%)	(0.02%)	0.24%
Total expenses	1.15%	1.12%	1.12%	1.14%	1.19%
Portfolio turnover rate	44%	51%	38%	126%	25%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment loss is less than $0.01 per share.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Net investment loss ratio is less than 0.01%.
[e]	Security Investors, LLC became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, Wells Capital Management, Inc. sub-advised the Series.

96	PROSPECTUS

Financial Highlights

Series V (Mid Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$53.45	$57.78	$49.05	$34.08	$47.64
Income (loss) from investment operations:
Net investment income[a]	.25	.15	.39	.38	.49
Net gain (loss) on investments (realized and unrealized)	8.90	(4.48)	8.34	14.59	(14.05)
Total from investment operations	9.15	(4.33)	8.73	14.97	(13.56)
Net asset value, end of period	$62.60	$53.45	$57.78	$49.05	$34.08
Total Return[b]	17.12%	(7.49%)	17.80%	43.93%	(28.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,806	$250,620	$316,418	$304,730	$244,884
Ratios to average net assets:
Net investment income	0.43%	0.26%	0.75%	0.97%	1.15%
Total expenses	0.93%	0.90%	0.90%	0.91%	0.91%
Portfolio turnover rate	24%	28%	25%	29%	56%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

PROSPECTUS	97

Financial Highlights

Series X (StylePlus - Small Growth Series) (formerly, Series X (Small Cap Growth Series))

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$18.52	$18.89	$14.52	$10.74	$20.35
Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.12)	(.10)	(.04)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.25	(.25)	4.47	3.82	(9.49)
Total from investment operations	2.14	(.37)	4.37	3.78	(9.61)
Net asset value, end of period	$20.66	$18.52	$18.89	$14.52	$10.74
Total Return[b]	11.56%	(1.96%)	30.10%	35.20%	(47.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,037	$35,711	$46,149	$35,396	$30,284
Ratios to average net assets:
Net investment loss	(0.56%)	(0.63%)	(0.65%)	(0.30%)	(0.80%)
Total expenses[c]	1.14%	1.08%	1.09%	1.10%	1.24%
Portfolio turnover rate	72%	91%	88%	100%	209%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Security Investors, LLC became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, RS Investments, Inc. sub-advised the Series.

98	PROSPECTUS

Financial Highlights

Series Y (StylePlus - Large Growth Series) (formerly, Series Y (Large Cap Concentrated Growth Series))

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$9.52	$9.95	$8.53	$6.40	$10.17
Income (loss) from investment operations:
Net investment income[a]	.07	.02	.08	.03	.01
Net gain (loss) on investments (realized and unrealized)	.95	(.45)	1.34	2.10	(3.78)
Total from investment operations	1.02	(.43)	1.42	2.13	(3.77)
Net asset value, end of period	$10.54	$9.52	$9.95	$8.53	$6.40
Total Return[b]	10.71%	(4.32%)	16.65%	33.28%	(37.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,244	$38,130	$43,571	$41,338	$33,584
Ratios to average net assets:
Net investment income	0.63%	0.20%	0.96%	0.37%	0.14%
Total expenses[c]	1.01%	0.98%	0.96%	1.00%	0.97%
Portfolio turnover rate	187%	153%	182%	151%	214%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.

PROSPECTUS	99

Financial Highlights

Series Z (Alpha Opportunity Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008[g]
Per Share Data
Net asset value, beginning of period	$17.24	$16.98	$14.03	$10.76	$16.50
Income (loss) from investment operations:
Net investment loss[a]	(.08)	(.12)	(.10)	(.06)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.36	.38	3.05	3.33	(5.58)
Net increase from payments by affiliates	.03 [f]	—	—	—	—
Total from investment operations	2.31	.26	2.95	3.27	(5.74)
Net asset value, end of period	$19.55	$17.24	$16.98	$14.03	$10.76
Total Return[b]	13.40%[f]	1.77%	20.74%	30.39%	(34.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,571	$17,161	$21,149	$22,633	$26,977
Ratios to average net assets:
Net investment loss	(0.41%)	(0.66%)	(0.89%)	(0.52%)	(1.09%)
Total expenses[c]	2.22%	2.29%	2.27%	2.85%	2.79%
Net expenses[d,e]	2.22%	2.29%	2.07%	1.74%	2.79%
Portfolio turnover rate	720%	730%	768%	555%	990%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers, and may include interest or dividend expense.
[e]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years ended December 31 would be:

2012	2011	2010	2009	2008
2.06%	2.21%	1.90%	1.69%	2.70%

[f]

For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the advisor for losses incurred during fund trading. Excluding this item, total return would have been 13.23% for the Series.

[g]

Security Global Investors, LLC became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advised 37.5% of the assets and Security Investors, LLC (SI) managed 25%. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets.

100	PROSPECTUS

Index Publisher Information

MSCI

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY SERIES D. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN SERIES D PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO SERIES D OR THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SERIES D TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE SERIES IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE SERIES.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF SERIES D, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

PROSPECTUS	101

For More Information

By Telephone–Call 1-800-888-2461

By Mail–Write to:

Guggenheim Investments

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

On the Internet–Reports and other information about the SBL Fund (the “Fund”) can be viewed online or downloaded from:

SEC: On the EDGAR Database at http://www.sec.gov

Guggenheim Investments: http://www.guggenheiminvestments.com/Services/variable-fund-Reports.

Additional information about the Series (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

The Fund’s prospectus is to be used with the attached variable annuity or variable life insurance product prospectus. The Series of the Fund correspond to the subaccounts offered in such prospectuses.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Series’ investments is available in the Series’ annual and semi-annual reports to shareholders. In the Series’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Series’ Statement of Additional Information and the Series’ annual or semi-annual reports are available, without charge upon request by calling the Fund’s toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, or by calling the Fund’s toll-free telephone number listed above. The Series’ Statement of Additional Information is incorporated into this prospectus by reference.

The Fund’s Investment Company Act file number is 811-02753.

102	PROSPECTUS

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

800 820 0888

WWW.GUGGENHEIMINVESTMENTS.COM

SBLVT-1-0413x0414